Common Stock Purchase Warrants (Details Textual)	12 Months Ended
Dec. 31, 2011
Common Stock Purchase Warrants (Textual)
Description for callable series A and Series B warrants	The Series A and Series B Warrants are callable at $0.01, at the Company's election, if the Volume Weighted Average Price("VWAP") of the Company's common stock equals or exceeds $9.00 and $10.50 for 15 consecutive trading days, with the average daily trading volume of no less than 75,000 shares.
Series A Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series B Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series C Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series D Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series A Private Placement [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series B Private Placement [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years